Investment Objectives and Goals - GreenFi Redwood Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GreenFi Redwood Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the GreenFi Redwood Fund (the “Fund”) is to maximize total return, consisting of capital appreciation and current income.